Convertible Notes (10K) (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended
	Dec. 23, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 23, 2014	Jan. 24, 2015
Issuance of convertible promissory notes	$ 213,337	$ 213,337		$ 213,337		$ 213,337
Interest rate	12.00%			8.00%		12.00%
Principal amount due date	Dec. 31, 2015
Redemption right

Redemption right: Any time the closing price of the Company’s common stock has been at or above $1.50 for 20 consecutive trading days, the Company has the right to redeem all or any part of the principal and accrued interest of the Notes, following written notice to the holders of the Notes.

Common stock conversion price per share	$ 0.35					$ 0.35
Debt instrument accrued interest rate	150.00%					150.00%	12.00%
Percentage of expected borrowing rate				18.00%
Debt discount		8,726		34,904
Warrant [Member]
Warrants granted right thourgh						Dec. 31, 2015
Purchase of additional shares of common stock						$ 609,534
Purchase of common stock purchase price per share	$ 0.35					$ 0.35
Debt instrument accrued interest rate				12.00%